PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Net book value as at March 31, 2023	$369.1	$1,652.9	$59.1	$76.5	$229.5	$2,387.1
Additions	22.0	33.5	19.1	14.0	241.2	329.8
Disposals	(0.2)	(3.6)	(0.2)	(0.3)	—	(4.3)
Disposal of discontinued operations (Note 3)	(0.4)	(2.3)	(3.9)	—	(0.3)	(6.9)
Depreciation	(27.1)	(127.3)	(22.6)	(5.8)	—	(182.8)
Impairment	—	(4.4)	(0.2)	(0.6)	—	(5.2)
Transfers and others	22.3	170.5	10.1	(4.4)	(211.1)	(12.6)
Foreign currency exchange differences	1.3	8.5	0.2	0.2	0.3	10.5
Net book value as at March 31, 2024	$387.0	$1,727.8	$61.6	$79.6	$259.6	$2,515.6
Additions	18.8	4.7	9.9	17.5	305.3	356.2
Business combinations (Note 2)	72.1	22.4	4.3	—	36.7	135.5
Disposals	(0.2)	—	(0.2)	(12.1)	(0.1)	(12.6)
Depreciation	(30.1)	(148.2)	(20.2)	(6.3)	—	(204.8)
Impairment	(0.8)	(0.4)	(0.2)	(0.8)	—	(2.2)
Purchase of assets under lease (Note 16)	—	—	—	9.1	—	9.1
Transfers and others	52.9	262.6	6.6	(3.8)	(294.4)	23.9
Foreign currency exchange differences	23.7	128.2	2.4	5.1	9.4	168.8
Net book value as at March 31, 2025	$523.4	$1,997.1	$64.2	$88.3	$316.5	$2,989.5

			Machinery		Assets
	Buildings		and		under
(amounts in millions)	and land	Simulators	equipment	Aircraft	construction	Total
Cost	$666.9	$2,694.0	$223.5	$108.6	$259.6	$3,952.6
Accumulated depreciation and impairment	(279.9)	(966.2)	(161.9)	(29.0)	—	(1,437.0)
Net book value as at March 31, 2024	$387.0	$1,727.8	$61.6	$79.6	$259.6	$2,515.6
Cost	$842.5	$3,158.7	$241.6	$129.4	$316.5	$4,688.7
Accumulated depreciation and impairment	(319.1)	(1,161.6)	(177.4)	(41.1)	—	(1,699.2)
Net book value as at March 31, 2025	$523.4	$1,997.1	$64.2	$88.3	$316.5	$2,989.5

During the year ended March 31, 2025, depreciation of $204.0 million (2024 – $180.9 million) has been recorded in cost of sales, $0.8 million (2024 – $0.5 million) in selling, general and administrative expenses and nil (2024 – $1.4 million) in net income from discontinued operations.